PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                       THE STRONG AGGRESSIVE GROWTH FUNDS
                                 INVESTOR CLASS

                             STRONG ENTERPRISE FUND
                              STRONG GROWTH 20 FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND

         Supplement to the Prospectus dated May 1, 2001, as supplemented on December 7, 2001.


STRONG TECHNOLOGY 100 FUND
Effective February 13, 2002, Mr. James B. Burkart and Ms. Deborah L. Koch are the co-Portfolio Managers of the Technology 100 Fund.

Mr. Burkart joined Strong as a Portfolio Manager in November 2000 and has co-managed the Technology 100 Fund since February 2002. From August 1998 to November 2000, Mr. Burkart was an equity Portfolio Manager for Scudder Kemper Investments, Inc. From November 1991 to August 1998, Mr. Burkart was a senior technology analyst and Portfolio Manager at the Northern Trust Company. Prior to August 1990, Mr. Burkart was a senior technology analyst at First Chicago and a vice president and principal at Harris Trust and Interstate Securities. Mr. Burkart received his bachelor's degree in economics from Indiana University in 1969.

Ms. Koch joined Strong as a Portfolio Manager in November 2000 and is a Chartered Financial Analyst. Ms. Koch has co-managed the Technology 100 Fund since February 2002. From September 1992 to November 2000, Ms. Koch was employed by Scudder Kemper Investments, Inc. She served as a technology analyst from September 1992 to September 1999 and as a Portfolio Manager from September 1999 to November 2000. From December 1985 to September 1992, Ms. Koch was a technology analyst for Stein Roe & Farnham. Ms. Koch received her bachelor's degree in finance from the University of Rhode Island in 1983 and her master's of business administration from DePaul University in 1987.



          The date of this Prospectus Supplement is February 13, 2002.



                                                                          AG0202

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                       THE STRONG AGGRESSIVE GROWTH FUNDS
                                 INVESTOR CLASS

                             STRONG ENTERPRISE FUND
                              STRONG GROWTH 20 FUND
                              STRONG INTERNET FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND

                 Supplement to the Prospectus dated May 1, 2001.


STRONG TECHNOLOGY 100 FUND
Effective February 13, 2002, Mr. James B. Burkart and Ms. Deborah L. Koch are the co-Portfolio Managers of the Technology 100 Fund.

Mr. Burkart joined Strong as a Portfolio Manager in November 2000 and has co-managed the Technology 100 Fund since February 2002. From August 1998 to November 2000, Mr. Burkart was an equity Portfolio Manager for Scudder Kemper Investments, Inc. From November 1991 to August 1998, Mr. Burkart was a senior technology analyst and Portfolio Manager at the Northern Trust Company. Prior to August 1990, Mr. Burkart was a senior technology analyst at First Chicago and a vice president and principal at Harris Trust and Interstate Securities. Mr. Burkart received his bachelor's degree in economics from Indiana University in 1969.

Ms. Koch joined Strong as a Portfolio Manager in November 2000 and is a Chartered Financial Analyst. Ms. Koch has co-managed the Technology 100 Fund since February 2002. From September 1992 to November 2000, Ms. Koch was employed by Scudder Kemper Investments, Inc. She served as a technology analyst from September 1992 to September 1999 and as a Portfolio Manager from September 1999 to November 2000. From December 1985 to September 1992, Ms. Koch was a technology analyst for Stein Roe & Farnham. Ms. Koch received her bachelor's degree in finance from the University of Rhode Island in 1983 and her master's of business administration from DePaul University in 1987.

INTERNET FUND AND TECHNOLOGY 100 FUND MERGER
Effective August 31, 2001, the Strong Internet Fund merged with the Strong Technology 100 Fund. Therefore, any information describing the Strong Internet Fund is deleted.

ANNUAL FUND OPERATING EXPENSES
The Strong Technology 100 Fund has signed a new administration agreement, under which Strong Capital Management, Inc., will provide or make provision for administrative services to the Fund, which were previously performed under the advisory agreement. The management fee has been reduced by 0.25% and a new administration fee has been added in the amount of 0.30%.

The Annual Fund Operating Expenses table and the Example in the following Funds' prospectus are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                     MANAGEMENT         OTHER              TOTAL ANNUAL FUND OPERATING
FUND                                 FEES               EXPENSES           EXPENSES
------------------------------------ ------------------ ------------------ ------------------------------
Enterprise                           0.75%              0.68%(1)           1.43%
Growth 20                            0.75%              0.52%              1.27%
Technology 100                       0.75%              0.90%              1.65%(2)
U.S. Emerging Growth                 0.75%              0.73%(1)           1.48%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(2)MANAGEMENT  FEES AND OTHER  EXPENSES  HAVE BEEN  RESTATED TO REFLECT  CURRENT
FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- -------------- ---------------
Enterprise                                             $146             $452            $782           $1,713
Growth 20                                              $129             $403            $697           $1,534
Technology 100                                         $168             $520            $897           $1,955
U.S. Emerging Growth                                   $151             $468            $808           $1,768


          The date of this Prospectus Supplement is February 13, 2002.



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